Definition of Terms in Portfolio Name	Nov. 05, 2026
HEALTHCARE INNOVATIONS TRUST II, SERIES 8 [Member]
Fund Name Disclosure [Line Items]
Portfolio Name	HEALTHCARE INNOVATIONS TRUST II, SERIES 8
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, at least 80% of the trust’s net assets will be invested in securities of companies in the health care sector as classified by the Global Industry Classification Standard published by Standard and Poor’s and MSCI Barra which the sponsor believes are “innovators.” For this purpose the sponsor defines innovators to be companies that have or have had drugs in early stages of development, which includes drugs that have passed through to later phases of clinical trials (Phase II or III) and/or are designated as breakthrough, fast track, or orphan FDA status.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to pursue its objective by investing in a portfolio consisting of equity securities of companies in the healthcare industry that the sponsor believes are “innovators” as defined below, selected as of October 23, 2026 (the “Security Selection Date”).The sponsor selected the portfolio starting with the securities in the Syntax US Medical Innovation Index as of the Security Selection Date. Syntax US Medical Innovation Index is described in greater detail below. Syntax LLC (“Syntax”) is the provider of the Syntax US Medical Innovation Index. From those securities, the sponsor selected securities for the trust considering criteria including, but not limited to, the following as of the Security Selection Date:•market capitalizations of $500 million to $50 billion;•analyst coverage and analyst ratings;•average trading volumes;•drugs in phase II or III U.S. Food and Drug Administration (“FDA”) clinical trials (as described further below); and•drugs that are designated as breakthrough, fast track or orphan drug status by the FDA (as described further below) or have a drug trial date within the next two years.The resulting portfolio of securities is approximately equally weighted as of the trust’s inception and will vary thereafter. During the trust’s life, the trust will not change its portfolio to reflect any change in the component securities of the Syntax US Medical Innovation Index or the weightings of the components within the Syntax US Medical Innovation Index. If the sponsor creates additional units after the trust’s inception date, the trust will purchase the securities originally selected by applying the strategy. This is true even if a later application of the strategy would have resulted in the selection of different securities.A Phase II FDA clinical trial generally means a drug or treatment is given to a larger group of people to see if it is effective and to further evaluate its safety. A Phase III FDA clinical trial generally means a drug or treatment is given to large groups of people to confirm its effectiveness, monitor side effects, compare it to commonly used treatments, and collect information that will allow the drug or treatment to be used safely.A “breakthrough” therapy is a drug intended alone or in combination with one or more other drugs to treat a serious or life threatening disease or condition and preliminary clinical evidence indicates that the drug may demonstrate substantial improvement over existing therapies on one or more clinically significant endpoints, such as substantial treatment effects observed early in clinical development. “Fast track” is a process designed to facilitate the development, and expedite the review of drugs to treat serious conditions and fill an unmet medical need. The Orphan Drug Designation program provides “orphan status” to drugs and biologics which are defined as those intended for the safe and effective treatment, diagnosis or prevention of rare diseases/disorders that affect fewer than 200,000 people in the U.S., or that affect more than 200,000 persons but are not expected to recover the costs of developing and marketing a treatment drug.The Syntax US Medical Innovation Index. The Syntax US Medical Innovation Index comprises up to 50 equally weighted U.S.-listed companies engaged in the biotechnology and biopharma industry. To qualify, a company must pass the Syntax US Medical Innovation Index’s screens for size and liquidity, and must own at least one drug that is in an FDA Phase II or Phase III trial and has a special FDA designation or a milestone in the near future. The Syntax US Medical Innovation Index uses company classification data structured in Syntax’s proprietary Functional Information System, which draws primarily from audited annual reports (e.g., 10-K filings) and secondarily from unaudited documents (e.g., news articles, company websites) to allow granular groupings and comparisons of companies by the characteristics of their various product lines.The Syntax US Medical Innovation Index’s Universe is drawn from the set of equity listings on recognized exchanges in the U.S. Candidates are identified using Syntax company classification data showing that the issuing company of each Candidate owns (independent of any partnership) at least one drug that meets all the following criteria:•the drug is in an FDA Phase II or Phase III trial; and•the drug has either of:oat least one of the special FDA designations “orphan”, “breakthrough” and “fast track;” oroa trial completion expected within two years.The Syntax US Medical Innovation Index constituents must have a market capitalization of no less than $500 million and no more than $50 billion. Constituents must have an average daily traded value three-month minimum of $1 million. For constituents that were in the Syntax US Medical Innovation Index prior to a reconstitution, the above eligibility criteria for market capitalization and average daily traded value three-month minimum are subject to a 10% buffer (i.e. constituents that were in the Syntax US Medical Innovation Index prior to a reconstitution are eligible if they have a market capitalization of no less than $450 million and no more than $55 billion with an average daily traded value three-month minimum of $900,000).The Syntax US Medical Innovation Index selects constituents from among the eligible candidates by the following steps:1)For each company represented by multiple eligible candidates, narrow down to whichever eligible candidate that has the highest three-month average daily traded value.2)For each eligible candidate remaining after (1), calculate the ratio of peak forecasted sales to company market capitalization, where peak forecasted sales is the highest of the one-year sales estimates available for the next five discrete years.3)By descending order of the ratio numbers from (2), select constituents from among the eligible candidates until either 50 constituents are selected, or all eligible candidates are selected.The Syntax US Medical Innovation Index is rebalanced quarterly on the last U.S. trade date on or before the third Friday of March, June, September and October. The Syntax US Medical Innovation Index is reconstituted semi-annually each March and September. The Syntax US Medical Innovation Index constituents are determined using the above stated eligibility criteria as of the last U.S. trade date of the month preceding the rebalancing month (the “snapshot date”). The constituents of the Syntax US Medical Innovation Index are equal weighted as of the last U.S. trade date on or before the second Friday of each rebalancing month. An index reconstitution is a full reconstruction of the index constituents based on which constituents meet the index eligibility criteria, reselection of the index constituents and a reweighting of the index based on the above criteria. Removals and additions of all constituents may be made during an index reconstitution. An index rebalancing does not involve a full reconstruction of the index constituents, but index constituents are reweighted and constituents can be removed in only the limited circumstances of a security de-listing, limited corporate actions such as mergers or spinoffs and events severely affecting liquidity. Additions of new index constituent issuers are typically not made at the entity level in rebalancing but during an index rebalancing (1) for issuers with shares listed on multiple exchanges, the listing exchange for a security used in the index may be changed and (2) for issuers with multiple equity share classes, the equity share class included in the index may be changed. Index constituents may be removed at any time due to corporate actions or events severely affecting liquidity. Index constituents are typically not added between rebalancing except for certain corporate actions such as mergers or spinoffs. The trust’s portfolio will not be reconstituted or rebalanced in connection with the semi-annual reconstitution or quarterly rebalancing of the Syntax US Medical Innovation Index. The trust’s portfolio will not change in connection with the removal of any security from the Syntax US Medical Innovation Index.The trust “concentrates” in a sector when securities in a particular sector make up 25% or more of the portfolio. As of the trust’s inception, the trust is concentrated in securities issued by companies in the health care sector.
TECHNOLOGY REVOLUTION TRUST II, SERIES 8 [Member]
Fund Name Disclosure [Line Items]
Portfolio Name	TECHNOLOGY REVOLUTION TRUST II, SERIES 8
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, at least 80% of the trust’s net assets will be invested in securities of companies engaged in technologies believed to be “revolutionary”. For this purpose, the sponsor defines companies engaged in revolutionary technologies to be companies that are principally engaged in or that derive significant revenues from businesses in digital assets and blockchain; cybersecurity; internet of things (the interconnection through the internet of computing devices embedded in everyday objects that enables them to send and receive data); banking, insurance, and investment technology; high-performance compute/artificial intelligence; robotics; and 5G (fifth-generation cellular network communication) technology and services.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to pursue its objective by investing in a portfolio consisting of equity securities of companies engaged in technologies believed to be “revolutionary” as defined below, selected as of October 22, 2026 (the “Security Selection Date”).The sponsor selected the portfolio starting with the securities in the Syntax North America Technology Revolution Index as of the Security Selection Date. Syntax LLC (“Syntax”) is the provider of the Syntax North America Technology Revolution Index. The Syntax North America Technology Revolution Index is described in greater detail below. From those securities, the sponsor selected securities for the trust considering criteria including, but not limited to, the following:•market capitalizations ($250 million to $50 billion as of the Security Selection Date);•cash flow (through trailing twelve month free cash flow balances);•revenues (through revenue per share and revenue growth);•earnings (through earnings per share growth);•profits (through gross profits and profit margins);•valuations (through current and forward price/earnings, price/book and current and forward looking price/earnings growth ratios);•dividends (through dividend yield and dividend growth rates);•analyst coverage and analyst ratings; and•average trading volumes.The resulting portfolio of securities is approximately equally weighted as of the trust’s inception and will vary thereafter. During the trust’s life, the trust will not change its portfolio to reflect any change in the component securities of the Syntax North America Technology Revolution Index or the weightings of the components within the Syntax North America Technology Revolution Index. If the sponsor creates additional units after the trust’s inception date, the trust will purchase the securities originally selected by applying the strategy. This is true even if a later application of the strategy would have resulted in the selection of different securities.The sponsor will only include companies from the Syntax-defined digital assets and blockchain; cybersecurity; internet of things; banking, insurance, and investment technology; high-performance compute/artificialintelligence; robotics; and 5G technology and services “segments” that devote material resources to one or more of these technologies. These segments are defined solely by Syntax and the determination of each company’s segment and revenue associated with such segment is made solely by Syntax using its proprietary Functional Information System (described below) for purposes of the Syntax North America Technology Revolution Index. The trust will not invest in cryptocurrencies directly or through the usage of derivatives. Because the trust does not invest directly in cryptocurrencies or through cryptocurrency derivatives, the trust is not expected to track the price movements of any cryptocurrency. The trust may invest in securities of companies that have investments in cryptocurrencies directly or through derivatives. The trust may also invest in securities of foreign issuers, including companies in emerging markets, and may invest in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or other similar depositary receipts of these securities. The trust may also invest in companies with smaller market capitalizations. The trust’s portfolio will include securities of companies in a variety of industries that are devoting material resources to one of the Syntax-defined segments, but that may nonetheless have limited ties to, and derive limited revenue from, these segments. The trust “concentrates” in a sector when securities in a particular sector make up 25% or more of the portfolio. As of the trust’s inception, the trust is considered to be concentrated in securities issued by companies in the information technology sector. The Syntax North America Technology Revolution Index. The Syntax North America Technology Revolution Index equally weights North American-listed companies engaged in the provision and/or use of disruptive or revolutionary technologies. The Syntax North America Technology Revolution Index applies screens for size and liquidity, and defines technology segments including digital assets and blockchain; cybersecurity; internet of things; banking, insurance, and investment technology; high-performance compute/artificial intelligence; robotics; and 5G technology and services. The Syntax North America Technology Revolution Index uses company classification data structured in Syntax’s proprietary Functional Information System (“FIS”), which draws primarily from audited annual reports (e.g., 10-K filings) and secondarily from unaudited documents (e.g., news articles, company websites) to allow granular groupings and comparisons of companies by the characteristics of their various product lines. The Syntax North America Technology Revolution Index’s universe is drawn from the set of equity listings on the following exchanges in the United States and Canada: NASDAQ, NYSE, AMEX and TSX. Candidates of the Syntax North America Technology Revolution Index are identified using Syntax FIS data showing that their issuing companies derive at least 50% of their revenues from one or more of the following business segments:• Digital Assets & Blockchain — companies involved in the mining or trading of digital assets, as well as companies that utilize blockchain technology for payment processing, recordkeeping, and other applications. Examples of these companies include digital asset exchanges, companies providing colocation and server hosting for mining or handling digital assets, and manufacturers of equipment or software enabling digital asset mining or blockchain. Notwithstanding the types of companies described above, the only company in the trust’s portfolio that was determined by Syntax as being in this Syntax-defined segment is involved in the mining of digital assets and is not involved in the other activities described above.•Cybersecurity — companies that provide hardware, software, and services used for cybersecurity. Examples of these products and services include identity authentication hardware, password management software, and encryption services. •Internet of Things— companies that provide hardware, components, and software that enable objects to send data to and receive data from one other. Examples of these companies include manufacturers of connected temperature management systems for buildings, processors incorporated into internet of things sensors, and consumer devices like fitness wearables. •Banking, Insurance, & Investment Technology — companies that provide software or automated data services used for banking, insurance or investments. Examples of these companies’ offerings include online platforms for securities trading, mobile banking software, and financial databases and analytics for asset managers, among others. Companies included in this segment may include companies that are or operate banks, non-bank lenders, insurance companies, broker-dealers, securities exchanges, investment advisers or similar companies. Notwithstanding the types of companies described above, the trust’s portfolio does not include companies determined by Syntax as being in this Syntax-defined segment that are primarily in the business of operating banks or insurance companies.•High Performance Compute/Artificial Intelligence — companies that provide artificial intelligence-enabled software and hardware, as well as products used for data analytics, quantum computing, and machine vision purposes. Robotics — companies involved in the manufacture, maintenance, sale, and rental of robots, robotic sensors, and components of robots. Examples of these products include surgical robotic systems and robots for automobile production. 5G Technology & Services — companies that make equipment or software that enables 5G communications, as well as companies that provide 5G services. Examples of these companies’ offerings include 5G connectivity semiconductors, 5G wireless telecommunications networks, and 5G-enabling components for mobile phones. Syntax North America Technology Revolution Index constituents must have a market capitalization of no less than $250 million and no more than $50 billion, and an R-Score (the ratio of average daily traded value in thousands USD to float-adjusted market cap in millions USD) greater than 0.25. For constituents that were in the Syntax North American Technology Revolution Index prior to a reconstitution, the above eligibility criteria for market capitalization and average daily traded value three-month minimum are subject to a 10% buffer (i.e. constituents that were in the Syntax North American Technology Revolution Index prior to a reconstitution are eligible if they have a market capitalization of no less than $225 million and no more than $55 billion, and an R-Score greater than 0.225). Syntax North America Technology Revolution Index constituents must have a share price of at least $1 to be eligible for inclusion.The Syntax North America Technology Revolution Index selects constituents from among the eligible candidates by the following steps:1)Select as a constituent any eligible candidate that is the only eligible candidate representing its issuing company.2)For each company represented by multiple eligible candidates, select as a constituent whichever eligible candidate that has the highest three-month average daily traded value.The Syntax North America Technology Revolution Index is rebalanced quarterly on the last U.S. trade date on or before the third Friday of March, June, September and December. The Syntax North America Technology Revolution Index is reconstituted semi-annually each March and September. The Syntax North America Technology Revolution Index constituents are determined using the above stated eligibility criteria as of the last U.S. trade date of the month preceding the rebalancing month (the “snapshot date”). The constituents of the Syntax North America Technology Revolution Index are equal weighted as of the last U.S. trade date on or before the second Friday of each rebalancing month. An index reconstitution is a full reconstruction of the index constituents based on which constituents meet the index eligibility criteria, reselection of the index constituents and a reweighting of the index based on the above criteria. Removals and additions of all constituents may be made during an index reconstitution. An index rebalancing does not involve a full reconstruction of the index constituents, but index constituents are reweighted and constituents can be removed in only the limited circumstances of a security de-listing, limited corporate actions such as mergers or spinoffs and events severely affecting liquidity. Additions of new index constituent issuers are typically not made at the entity level in rebalancing but during an index rebalancing (1) for issuers with shares listed on multiple exchanges, the listing exchange for a security used in the index may be changed and (2) for issuers with multiple equity share classes, the equity share class included in the index may be changed. Index constituents may be removed at any time due to corporate actions or events severely affecting liquidity. Index constituents are typically not added between rebalancing except for certain corporate actions such as mergers or spinoffs. The trust’s portfolio will not be reconstituted or rebalanced in connection with the semi-annual reconstitution or quarterly rebalancing of the Syntax North America Technology Revolution Index. The trust’s portfolio will not change in connection with the removal of any security from the Syntax North America Technology Revolution Index.